SELECTED STATEMENTS OF OPERATIONS DATA (Schedule of General and Administrative Expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of financial expenses, net [Abstract]
Professional services	$ 727	$ 342	$ 218
Payroll and related expenses	154	60
D&O insurance	360
Rent and office maintenance	37	33	34
Share-based compensation expense	20	75		[1]
Others	19	43	25
Total General and administrative expenses	$ 1,317	$ 553	$ 277

[1]	Represents amount less than $1